Schedule I Condensed Parent Company Other Disclosures (Details) In Millions, unless otherwise specified	12 Months Ended							24 Months Ended		12 Months Ended		12 Months Ended
	Aug. 29, 2013 Parent Company [Member] USD ($)	Aug. 30, 2012 Parent Company [Member] USD ($)	Sep. 01, 2011 Parent Company [Member] USD ($)	Aug. 29, 2013 Parent Company [Member] Payment Guarantee of Subsidiary Debt [Member] USD ($)	Aug. 29, 2013 Parent Company [Member] Payment Guarantee of Subsidiary Debt And Other Liabilities [Member] USD ($)	Aug. 29, 2013 Other [Member] Aptina [Member]	Aug. 29, 2013 Other [Member] Transform [Member]	Jun. 30, 2014 Elpida Company [Member] Parent Company [Member] Scenario, Forecast [Member] Capital Expenditure [Member] USD ($)	Jun. 30, 2014 Elpida Company [Member] Parent Company [Member] Scenario, Forecast [Member] Capital Expenditure [Member] JPY (¥)	Aug. 29, 2013 Elpida Company [Member] Securities Matter [Member] Former Shareholders of Elpida Memory, Inc [Member] integer	Aug. 29, 2013 Line of Credit [Member] Parent Company [Member] Payment Guarantee of Subsidiary Debt [Member] USD ($)	Aug. 29, 2013 Aptina [Member] USD ($)	Aug. 30, 2012 Aptina [Member] USD ($)	Sep. 01, 2011 Aptina [Member] USD ($)	Aug. 29, 2013 Aptina [Member] Parent Company [Member] USD ($)	Aug. 30, 2012 Aptina [Member] Parent Company [Member] USD ($)	Sep. 01, 2011 Aptina [Member] Parent Company [Member] USD ($)
Condensed Financial Statements, Captions [Line Items]
Maximum exposure from guarantees to subsidiaries				$ 701	$ 705
Line of Credit Facility, Maximum Borrowing Capacity											408
Payment Guarantee or Direct Financing Amount								655	64,000
Loss Contingency, Number of Plaintiffs										7
Ownership Percentage (in hundredths)						31.00%	50.00%
Net sales to subsidiaries	4,190	4,148	5,718
Revenues from transactions with related party												$ 182	$ 372	$ 349	$ 182	$ 372	$ 349